Acquisition	12 Months Ended
Mar. 04, 2017
Acquisition
Acquisition

2. Acquisition

On June 24, 2015, the Company completed its acquisition of TPG VI Envision BL, LLC (“TPG”) and Envision Topco Holdings, LLC (“EnvisionRx”), pursuant to the terms of an agreement (“Agreement”) dated February 10, 2015 (the “Acquisition”). EnvisionRx, which was a portfolio company of TPG Capital L.P. prior to its acquisition by the Company, is a full-service pharmacy services provider. EnvisionRx provides both transparent and traditional pharmacy benefit manager (“PBM”) service options through its EnvisionRx and MedTrak PBMs, respectively. EnvisionRx also offers fully integrated mail-order and specialty pharmacy services through EnvisionPharmacies; access to the nation’s largest cash pay infertility discount drug program via Design Rx; an innovative claims adjudication software platform in Laker Software; and a national Medicare Part D prescription drug plan through Envision Insurance Company’s (“EIC”) EnvisionRx Plus Silver product for the low income auto-assign market and its Clear Choice product for the chooser market. EnvisionRx is headquartered in Twinsburg, Ohio and operates as a 100 percent owned subsidiary of the Company.

Pursuant to the terms of the Agreement, as consideration for the Acquisition, the Company paid $1,882,211 in cash and issued 27,754 shares of Rite Aid common stock. The Company financed the cash portion of the Acquisition with borrowings under its Amended and Restated Senior Secured Revolving Credit Facility, and the net proceeds from the April 2, 2015 issuance of $1,800,000 aggregate principal amount of  6.125% Notes. The consideration associated with the common stock was $240,907 based on a stock price of $8.68 per share, representing the closing price of the Company’s common stock on the closing date of the Acquisition.

The Company’s consolidated financial statements for fiscal 2017 include EnvisionRx results of operations. The Company’s consolidated financial statements for fiscal 2016 includes EnvisionRx results of operations from the Acquisition date of June 24, 2015 through February 27, 2016 (please see Note 20 Segment Reporting for the Pharmacy Services segment results included within the consolidated financial statements for the fifty-three week period ended March 4, 2017 and the fifty-two week period ended February 27, 2016, which reflects the results of EnvisionRx). The Company’s consolidated financial statements reflect the final purchase accounting adjustments in accordance with ASC 805 “Business Combinations”, whereby the purchase price was allocated to the assets acquired and liabilities assumed based upon their estimated fair values on the Acquisition date.

The following allocation of the purchase price is final:

Final purchase price
Cash consideration	$1,882,211
Stock consideration	240,907

Total	$2,123,118

Final purchase price allocation
Cash and cash equivalents	$103,834
Accounts receivable	892,678
Inventories	7,276
Prepaid expenses and other current assets	13,386

Total current assets	1,017,174
Property and equipment	13,196
Intangible assets(1)	646,600
Goodwill	1,639,355
Other assets	7,219

Total assets acquired	3,323,544

Accounts payable	491,672
Reinsurance funds held	381,225
Other current liabilities(2)	215,770

Total current liabilities	1,088,667
Other long term liabilities(3)	111,759

Total liabilities assumed	1,200,426

Net assets acquired	$2,123,118

(1)

Intangible assets are recorded at estimated fair value, as determined by management based on available information which includes a final valuation prepared by an independent third party. The fair values assigned to identifiable intangible assets were determined through the use of the income approach, specifically the relief from royalty and the multi-period excess earnings methods. The major assumptions used in arriving at the estimated identifiable intangible asset values included management’s estimates of future cash flows, discounted at an appropriate rate of return which are based on the weighted average cost of capital for both the Company and other market participants, projected customer attrition rates, as well as applicable royalty rates for comparable assets. The useful lives for intangible assets were determined based upon the remaining useful economic lives of the intangible assets that are expected to contribute directly or indirectly to future cash flows. The estimated fair value of intangible assets and related useful lives as included in the final purchase price allocation include:

	Estimated Fair Value	Estimated Useful Life (In Years)
Customer relationships	$465,000	17
CMS license	57,500	25
Claims adjudication and other developed software	59,000	7
Trademarks	20,100	10
Backlog	11,500	3
Trademarks	33,500	Indefinite

Total	$646,600

(2)

Other current liabilities includes $116,057 due to TPG under the terms of the Agreement, representing the amounts due to EnvisionRx from CMS, less corresponding amounts due to various reinsurance providers under certain reinsurance programs, for CMS activities that relate to the year ended December 31, 2014. This liability was satisfied with a payment to TPG on November 5, 2015.

(3)	Primarily relates to deferred tax liabilities.

The above goodwill represents future economic benefits expected to be recognized from the Company’s expansion into the pharmacy services market, as well as expected future synergies and operating efficiencies from combining operations with EnvisionRx. Goodwill resulting from the Acquisition of $1,639,355 has been allocated to the Pharmacy Services segment of which $1,368,657 is deductible for tax purposes.

During fiscal 2017, 2016 and 2015, acquisition costs of $6, $27,402 and $15,442, respectively, were expensed as incurred. The following unaudited pro forma combined financial data gives effect to the Acquisition as if it had occurred as of March 1, 2014.

These unaudited pro forma combined results have been prepared by combining the historical results of the Company and historical results of EnvisionRx. The unaudited pro forma combined financial data for all periods presented were adjusted to give effect to pro forma events that 1) are directly attributable to the aforementioned transaction, 2) factually supportable, and 3) expected to have a continuing impact on the consolidated results of operations. Specifically, these adjustments reflect:

•	Incremental interest expense relating to the $1,800,000 6.125% Notes issued on April 2, 2015, the net proceeds of which were used to finance the cash portion of the Acquisition.

•	Incremental amortization resulting from increased fair value of the identifiable intangible assets as noted in the final purchase price allocation.

•	Removal of costs incurred in connection with the Acquisition by both the Company and EnvisionRx, including bridge loan commitment fees of $15,375.

•	Removal of interest expense incurred by EnvisionRx as the underlying debt was repaid upon the acquisition date.

•	Removal of debt extinguishment charges incurred by EnvisionRx.

•	Inclusion of the 27,754 shares of Rite Aid common stock issued to fund the stock portion of the purchase price in the basic and diluted share calculation.

The unaudited pro forma combined information is not necessarily indicative of what the combined company’s results actually would have been had the Acquisition been completed as of the beginning of the periods as indicated. In addition, the unaudited pro forma combined information does not purport to project the future results of the combined company.

	Year Ended
	March 4, 2017 (53 weeks)	February 27, 2016 (52 weeks)	February 28, 2015 (52 weeks)
	Pro forma	Pro forma	Pro forma
Net revenues as reported	$22,927,540	$20,770,237	$16,558,195
EnvisionRx revenue, prior to the acquisition	—	1,735,635	4,273,016
Less pre-acquisition intercompany revenue	—	(103,363)	(272,530)

Pro forma combined revenues	$22,927,540	$22,402,509	$20,558,681
Net income as reported	$4,053	$165,465	$2,109,173
EnvisionRx net (loss) income before income taxes, prior to the acquisition	—	(45,307)	14,031
Incremental interest expense on the 6.125% Notes issued on April 2, 2015	—	(11,097)	(115,407)
Incremental amortization resulting from fair value adjustments of the identifiable intangible assets	—	(14,297)	(48,586)
Transaction costs incurred by both the Company and EnvisionRx	—	56,194	16,199
Interest expense incurred by EnvisionRx	—	21,984	56,884
Debt extinguishment charges incurred by EnvisionRx	—	31,601	—
Income tax expense relating to pro forma adjustments	—	(15,866)	—

Pro forma net income	$4,053	$188,677	$2,032,294

Net income (loss) from discontinued operations	(27)	63,377	97,327

Pro forma net income from continuing operations	$4,080	$125,300	$1,934,967

Basic income (loss) per share:
Continuing operations	$0.00	$0.12	$1.99
Discontinued operations	0.00	0.06	0.10

Net basic income per share	$0.00	$0.18	$2.09

Diluted income (loss) per share:
Continuing operations	$0.00	$0.12	$1.91
Discontinued operations	0.00	0.06	0.09

Net diluted income per share	$0.00	$0.18	$2.00

The unaudited pro forma combined financial information for fiscal 2017 is identical to the actual results reported by the Company because EnvisionRx results were included in the consolidated operations of the Company for the entire period.